Project or Worker Photo [Fund Name] [Date], 2022

Overview Long History and Track Record Investment Strategy Active Impact Investing Features of the HIT » $6.4 billion investment grade fixed - income portfolio » Internally managed, open - end institutional mutual fund under Investment Company Act of 1940 » Socially responsible investment vehicle » 367 institutional investors, primarily pension funds including Taft - Hartley and public plans » Directly sourcing increases relative value and provides additional benefits » 100 percent union labor requirement for all directly - sourced construction related investments » Successful ESG record creating family - supporting union jobs, affordable housing and economic impacts that benefit underserved communities » Signatory of UNPRI » Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965) » Diverse leadership team with average 27 years experience, 18 years at HIT » Record of consistent and competitive returns » 26 out of 30 calendar years outperforming its benchmark the Bloomberg US Aggregate Bond Index on a gross basis, 17 years on a net basis » Focus on high credit quality multifamily mortgage securities » Portfolio designed to generate competitive risk adjusted returns versus its benchmark, the Bloomberg US Aggregate Bond Index » Higher income with superior credit quality and similar interest rate risk » Provides diversification versus other core strategies and liquidity 1 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended August 31 , 2022 was - 11 . 54% , - 2 . 37% , 0 . 22% , and 1 . 15% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

*Letter from George Meany, President, AFL - CIO, dated March 23 , 1964 regarding the establishment of a Mortgage Investment Trust and Auxiliary Housing Corporation at p . 2 (the “Meany Letter”) . The Meany Letter is available on the HIT’s website at https : //www . aflcio - hit . com/wp - content/uploads/ 2019 / 10 /meany_letter . pdf . [Project Name] [Project City, State] [Project Name] [Project City, State] 2 [Project Name] [Project City, State] History of the HIT x Created by the AFL - CIO Executive Council led by President George Meany: » Established to encourage and assist development of lower income housing while creating employment for the construction trades » “A massive attack would be made to meet America’s tremendous unmet housing needs”, George Meany* x 100 percent union labor requirement for all directly - sourced construction related investments

3 x 44 projects under construction x Committed to 13 projects with total development cost of $ 44 6 million year - to - date x Competitive returns year - to - date, outperforming the benchmark by 28 bps on a gross basis, 10 bps net x Managing operating costs in a challenging environment Delivering in a Volatile 2022 The American Cooperative of Anoka, Anoka, MN Heiwa Terrace Apartments Chicago, IL Cherry Street Lofts Bridgeport, CT Data current as of August 31 , 2022 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended August 31 , 2022 was - 11 . 54% , - 2 . 37% , 0 . 22% , and 1 . 15% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

HIT’s Long History of Impact Investing Successful track record as a fixed income impact investor NATIONWIDE ECONOMIC IMPACT OF INVESTMENTS * (1984 - present) Ventana Residences San Francisco, CA The Couture Milwaukee, WI *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as of June 30 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 575 $10.2 B $18.9 B $39.4 B $16.2 B 191.7 M 214,556 124,118 Projects in HIT Investment, including New Markets Tax Credit (NMTC) allocations in total development cost in total economic benefits in personal income, including wages and benefits with $8.2B for construction workers hours of on - site union construction work created total jobs generated across communities housing and healthcare units, with 67% affordable housing 4 Ladder 260 Minneapolis, MN Brooklyn Crossing (18 th Sixth Avenue at Pacific Park), Brooklyn, NY Jazzie Collins Apartments (53 Colton) San Francisco, CA Southern Hills/Orlando Decatur, IL

° Includes NMTC allocations by HIT subsidiary Building America CDE, Inc . as follows : $ 21 M in Boston, $ 10 M in Chicago, $ 8 M in NYC . $ 203 M nationwide (1984 - 2022) Bay Area Boston Chicago New York City Twin Cities Major Markets Nationwide # of Projects 21 36 60 74 77 268 575 HIT Investment ° $467.2M $688.4M $1.0B $1.9B $1.4B $5.5B $10.2B Total Development Cost $866.0M $1.6B $2.1B $4.8B $2.1B $11.5B $18.9B Union Construction Hours 10.2M 12.9M 20.2M 26.2M 19.9M 89.4M 191.7M Total Jobs Created 11,127 14,890 21,785 29,358 25,206 102,366 214,556 Housing Units (% affordable) 3,520 (35%) 4,232 (89%) 13,487 (69%) 44,226 (92%) 11,036 (52%) 76,501 (79%) 124,118 (67%) Total Economic Impact $2.1B $3.1B $3.9B $5.7B $4.5B $19.3B $39.4B HIT’s Investment in Major Markets* *Source : Pinnacle Economics, Inc . , and HIT . Job and economic impacts provided are estimates calculated using IMPLAN, an input - output model based on HIT and HIT subsidiary Building America CDE, Inc . project data . Data current as o f June 30 , 2022 . Economic impact data is in 20 21 dollars and all other figures are nominal . 5

HIT Cycle of Sustainable, Responsible Investment HIT finances projects through guaranteed securities Construction projects generate family - supporting union jobs, hours of work and benefits Union Pension Plan invests in HIT Union workers contribute to pension funds HIT finances projects primarily through guaranteed securities HIT investments provide competitive returns Construction projects generate family - supporting union jobs, hours of work and benefits Pension Plan invests in HIT Union workers contribute to pension funds HIT Among Largest Managers of ESG Mandates (US) Source: P&I June 6, 2022 - US Institutional tax - exempt assets managed internally as of December 31 , 2021 Our Successful Record of ESG Signatory of United Nations - supported Principles for Responsible Investment (PRI) – 2021 Assessment Report Score of 98% for Fixed income (average among three submodules) and 86% for Investment and Stewardship Policy 6 Rank Manager Name AUM ($Mil) 1 State Street Global $74,721 2 Nuveen $48,634 3 Morgan Stanley Inv. Mgmt. $48,616 4 Prudential Financial $36,849 5 Fayez Sarofim $12,661 6 Legal & General Investment $10,088 7 American Realty Advisors $9,977 8 William Blair $9,704 9 AFL - CIO Housing Investment Trust $7,107 10 MFS Investment $3,567

x Diverse workforce (65% minority or women) x Diverse leadership team (50% minority or women) x HIT policy and demonstrated practice is to create and maintain an organizational environment that achieves and values a workforce that reflects the diversity of our society and promotes inclusion x Diversity, equity and inclusion add value, enrich the culture and productivity of our workplace, and contribute to staff dept h o f experience and retention x A diverse workforce brings varied experiences and perspectives that add significant value to the HIT’s decision making and management x Committed to maintaining diversity, equity and inclusion in the workforce including through recruitment, hiring, retention, compensation and promotion decisions Diversity, Equity and Inclusion 7 As of June 30, 2022

Erica Khatchadourian Chief Operating Officer 30+ years of experience in operations, general and personnel management, policy development and accounting for financial transactions, with 29 years at the HIT Chang Suh, CFA Chief Executive Officer and Chief Investment Officer 25 years of experience in the financial services industry, specializing in the commercial mortgage industry and housing finance Nick Milano General Counsel 25+ years of legal experience in the financial services sector including compliance with regulations under federal and state securities laws, with 12 years at the HIT Lesyllee White Chief Marketing Officer 25+ years of business development experience in the financial services industry, with 22 years at the HIT William K. Pierce, CFA Senior Portfolio Manager 8 years of experience in financial markets, managing and trading investments, with 2 years at the HIT Leadership Ted Chandler Senior Managing Director - Strategic Initiatives 30+ years of experience in housing finance and community development, including 15 years at Fannie Mae and 13 years at the HIT John Hanley Senior Managing Director – Multifamily Origination 30+ years of experience investing union pension funds in commercial real estate developments, including 13 years at National Real Estate Advisors and 15 years at the HIT Harpreet Peleg, CFA Chief Financial Officer 25 years of experience in accounting, finance, operations, regulatory reporting, and compliance with 17 years at the HIT; Leads HIT’s subsidiary, Building America CDE. Julissa Servello Director of Investor Relations 23 years of experience at the HIT liaising with investors, consultants and stake holders 8

9 Oversight of Investment and Risk Management x Portfolio Management Committee x Sets portfolio macro - strategy, oversees portfolio management function, monitors trading matters, and approves counterparties, among other duties x Valuation Committee x Oversees HIT’s valuation process, including review of the reliability of pricing by independent sources, appropriateness of valuation methodologies, determination of fair value under Board - approved policies and procedures x Oversees HIT’s liquidity risk management program, including the liquidity classification of the portfolio assets, with the assistance of an independent party x Investment Committee x Reviews and approves all commitments related to directly sourced construction transactions x Board of Trustees Executive Committee also required to approve all such transactions greater than $75 million x Cybersecurity Committee x Sets the overall cybersecurity strategy for the HIT in line with industry standards; maintains oversight of HIT cybersecurity policies and procedures; and reviews and oversees cybersecurity activities, including but not limited to, the administration and testing of the cybersecurity program

x As an internally managed mutual fund, the HIT does not charge a fixed fee; t he HIT passes along only its costs of operations x As set forth in its Prospectus, all returns over actual costs are distributed on a pro rata basis to investors based on units he ld, and all expenses are borne in proportion to the number of units held x Each year, the HIT Board of Trustees reviews and approves its budget for the upcoming year x For the year ended December 31, 2021, the expense ratio was 31 bps x HIT leadership committed to reducing operating costs Costs of Investing in the HIT Expenses may be higher or lower in any given year . The HIT provides additional information about its expense ratio in its Registration Statement and Annual Report to Participants which may be found at www . aflcio - hit . com and at www . sec . gov . 10 30 32 34 36 38 40 42 44 46 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 In BPS HIT Expense Ratio

Plan types include pension, health & welfare, annuity, among others. $2,073.67 32% $940.90 15% $1,364.02 21% $1,593.08 25% $448.20 7% 367 Institutional Investors (as of 6/30/2022) $ in Millions Building Trades - Local Building Trades - National Industrial - Other Public Service Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . 11 Assets Under Management - $6.42 Billion

12 [Project Name] [Project City, State] [Project Name] [Project City, State] [Project Name] [Project City, State] The HIT seeks to offer relative value: x Higher Yield x High Credit Quality x Diversification from Corporates x Highly Liquid Investment x Value Added – Impact Investments: » Union Construction Jobs, Affordable and Workforce Housing » Economic and Social Impact Investing in Underserved Communities HIT Difference – Relative Value and Impact Investing through Directly Sourced Multifamily Investments

Objectives Strategy Core Competency HIT Objectives and Strategy 13 x Generate competitive risk - adjusted fixed - income total returns versus its benchmark x Create work for union members in the construction trades and related industries x Support housing construction including affordable and workforce x Specialize in directly sourced multifamily mortgage - backed securities (MBS) that create jobs and housing (including affordable) x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk x Offer diversification to investors x Construct and manage a portfolio with: » superior credit quality » higher yield » similar interest rate risk relative to its benchmark

- 9.72% - 9.85% - 0.93% 1.00% 1.75% - 9.86% - 10.14% - 1.25% 0.65% 1.36% - 10.35% - 10.29% - 0.93% 0.88% 1.54% - 8.88% [VALUE] - 1.01% 0.66% 1.13% -11.0% -9.0% -7.0% -5.0% -3.0% -1.0% 1.0% 3.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Bloomberg Aggregate^ AAA Index^ Total Returns vs. Benchmark and AAA Index As of June 30, 2022 HIT Performance Relative to Benchmark 14 The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index ^ Source: Bloomberg Index Services Limited

15 Average Annual Total Returns vs. Benchmark Calendar Year Returns as of Year - End 12.04% 4.17% 4.59% 3.03% 5.08% 7.14% 5.68% 6.73% 6.62% 8.34% 4.71% - 1.95% 6.56% 1.58% 2.35% 3.58% 0.58% 8.15% 6.54% - 0.73% 11.64% 3.78% 4.20% 2.64% 4.65% 6.70% 5.25% 6.28% 6.16% 7.86% 4.27% - 2.37% 6.10% 1.13% 1.94% 3.17% 0.16% 7.78% 6.20% - 1.04% 10.25% 4.10% 4.34% 2.43% 4.33% 6.97% 5.24% 5.93% 6.54% 7.84% 4.22% - 2.02% 5.97% 0.55% 2.65% 3.54% 0.01% 8.72% 7.51% - 1.54% 10.19% 2.83% 4.02% 2.57% 4.34% 7.54% 8.08% 2.91% 5.66% 7.66% 2.38% - 2.06% 5.34% 1.12% 1.36% 2.41% 0.92% 6.67% 6.43% - 1.75% -5% -3% -1% 1% 3% 5% 7% 9% 11% 13% 2002 2003 2004 2005 2006 2007 2008 2009 2010 2011 2012 2013 2014 2015 2016 2017 2018 2019 2020 2021 HIT Gross HIT Net Bloomberg Aggregate ^ AAA Index^ HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended August 31 , 2022 was - 11 . 54% , - 2 . 37% , 0 . 22% , and 1 . 15% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index ^ Source : Bloomberg Index Services Limited

16 HIT vs. Bloomberg Aggregate Performance Rolling Annual Returns on a Monthly Basis -12% -8% -4% 0% 4% 8% 12% 16% HIT Gross Bloomberg Aggregate^ Competitive Performance Relative to the Benchmark Rolling annual returns show a high correlation with the Bloomberg Aggregate, but tend to exceed the benchmark during periods of economic weakness HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended August 31 , 2022 was - 11 . 54% , - 2 . 37% , 0 . 22% , and 1 . 15% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . ^ Source : Bloomberg Index Services Limited

As of June 30, 2022 17 Relative Value – Fundamentals vs. Benchmark HIT Bloomberg Agg^ AAA Index^ HIT Bloomberg Agg^ AAA Index^ Higher Credit Quality Similar Interest Rate Risk U.S. Government/ Agency/AAA/Cash 91.1% 73.5% 100% Effective Duration 6.06 6.43 6.07 A & Below/Not Rated 4.7% 23.4% 0% Convexity 0.23 0.25 0.48 Higher Yield Lower Prepayment Risk Current Yield 2.79% 2.69% 2.25% Prepayment Protection 78% 72% 62% Yield to Worst 3.78% 3.66% 3.38% No Prepayment Protection 22% 28% 38% AAA Index represents the AAA Component of the Bloomberg US Aggregate Bond Index The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 . ^ Source : Bloomberg Index Services Limited

38.1% 4.2% 3.5% 48.0% [PERCENTAGE] [PERCENTAGE] Cash & Cash Equivalents AAA Agency (including FNMA & Freddie Mac) US Government (including Treasury, FHA & GNMA ) AA Average Quality (State Housing Bonds) Not Rated (Direct Loans) Credit Quality* As of June 30, 2022 * Based on total investments and including unfunded commitments 91% Government/ Agency/AAA/Cash High Credit Quality 18

* Based on total investments and including unfunded commitments. Includes 12.6% in floating rate Libor/SOFR investments. 0.1% 12.2% 0.5% 17.0% 63.0% 1.2% 1.5% 4.5% Short Term Treasury Construction - Related MF Investments AAA Private - Label CMBS 30 - Year SF MBS Permanent MF MBS 15 - Year SF MBS ARMS/floaters SF MBS Sector Allocation* As of June 30, 2022 19 80% Multifamily Overweight to Multifamily Sector High Credit Quality & Diversification from Corporate Bonds

20 Multifamily Focus: Govt/Agency Credit with Attractive Spreads x Government - guaranteed, multifamily construction - related loan spreads provide an attractive opportunity for risk - adjusted returns relative to other investment grade sectors as GNMA construction loans offer one of the widest yield spreads to Treasuries in agency credit investments x Prepayment protection through yield maintenance/penalty points in low rate environment x Construction - related GNMA MBS convert to permanent MBS, with the potential for significant price appreciation Investment Comparison As of June 30, 2022 Source: HIT and Securities Dealers Investment Type Effective Duration (Years) Effective Convexity Yield (%) Spread to 10 - Yr (bps) Spread/ Dur 10 Year UST 8.51 0.42 3.01% 0 0.0 GNMA Construction/Permanent 8.62 0.46 4.24% 123 14.3 GNMA Permanent 7.79 0.37 3.68% 67 8.6 Agency CMBS (e.g., GNR 2022 - 82 AL ) 6.33 --- 4.75% 175 27.6 FNMA Multifamily 10/9.5 DUS 7.52 0.35 3.73% 72 9.6 UMBS 4.5% 30yr MBS 4.41 - 0.67 4.42% 142 32.1 GNMA 4.5% 30yr MBS 3.60 - 0.76 3.95% 95 26.3 AAA 10yr Corporate (e.g., JNJ 1.3 9/1/30) 7.68 0.63 3.49% 49 6.3 0.00 0.50 1.00 1.50 2.00 2.50 3.00 3.50 0 50 100 150 200 250 Jun-19 Dec-19 Jun-20 Dec-20 Jun-21 Dec-21 Jun-22 Spreads to 10 - Year Treasury in Basis Points Historical Multifamily Spreads June 2019 - June 2022 GNMA Permanent GNMA Construction/Permanent FNMA Multifamily 10/9.5 DUS 10-year Treas (right axis)

EXECUTIVE COMMITTEE OF BOARD OF TRUSTEES Reviews and approves or disapproves PORTFOLIO MANAGER Rate lock after issuance of agency (e.g., FHA/Fannie Mae/HFA) commitment $75M or over under $75M Construction - Related Multifamily Investment Process 21 INVESTMENT COMMITTEE Reviews information on all construction - related multifamily and healthcare investments for the portfolio Reviews pricing provided Approves or disapproves transactions for investment, recommends transactions to Executive Committee, if required INVESTMENT MANAGEMENT TEAM IDENTIFY PROJECTS Mortgage Bankers Developers Housing Finance Agencies Community Organizations Labor Community City Representatives INVESTMENT MANAGEMENT TEAM ANALYZE AND STRUCTURE PROJECTS Development Team Financial Analysis Market Analysis Property Characteristics Project Status Labor Concurrence Third - Party Reports Site Visits ESG Considerations UNDERWRITING Financial Analysis Market Review Mortgage Credit Sponsor/Management

Strong Multifamily Housing Demand Dwarfs Supply Source: REIS/Moody’s; National Low Income Housing Coalition; Apartment List; U.S. Census Bureau, Joint Center for Housing Studies of Harvard University x Multifamily vacancy rate fell to a 5 - year low of 4.5% in the second quarter x Rise in demand fueled by household formation, job and wage growth and sharply rising home prices x Asking rents continue to rise, increasing 16.7% on a yearly basis in the second quarter – the highest growth rate on record sinc e REIS/Moody’s began publishing the data in 1999 x Extremely low - income renters face a shortage of 7 million rental units; only 36 affordable homes exist for every 100 extremely l ow - income households - according to the National Low Income Housing Coalition study in 2022 x Affordable and workforce housing continues to be a top priority of the Biden administration which has directed the FHFA to increase GSE mission - related financing to 50% of purchase caps with 25% of the loan volume directed toward properties/units with less than 60% AMI 22 Household Growth has Remained Strong Despite the Pandemic (million of households) 0.0 0.5 1.0 1.5 2.0 2010- 2012 2012- 2014 2014- 2016 2016- 2018 2018- 2020 2020- 2022 Apartment Demand Outpaced Supply Additions

Inflation Remains Elevated Source: Bureau of Labor Statistics 23 x Elevated energy, food and higher transportation costs continue to impact consumers and businesses

24 Interest Rate Environment Yield Curve S&P vs 10yr U.S. Treasury 0.732 1.263 1.436 1.510 1.903 2.335 2.460 2.429 2.338 2.448 2.953 3.038 3.068 3.013 3.183 0.000 0.500 1.000 1.500 2.000 2.500 3.000 3.500 2 5 7 10 30 12/31/2021 3/31/2022 6/30/2022 Source : Bureau of Economic Analysis, Bureau of Labor Statistics, Federal Reserve Board Economic Indicators 9/30/2021 12/31/2021 3/31/2022 6/30/2022 GDP (seasonally adj. annual rate) 2.3% 6.9% - 1.6% - 0.6% Unemployment Rate 4.7% 3.9% 3.6% 3.6% Inflation (Personal Consumption Expenditures (PCE) yearly basis 4.4% 5.8% 6.6% 6.8% Lower Balance Federal Funds Rate 0.0% 0.0% 0.25% 1.5% 3,500 3,700 3,900 4,100 4,300 4,500 4,700 4,900 0.5% 1.0% 1.5% 2.0% 2.5% 3.0% 3.5% 4.0% Dec-20 Mar-21 Jun-21 Sep-21 Dec-21 Mar-22 Jun-22 GT10 Govt (Left axis) S&P 500 (Right axis)

Economic Environment and Outlook 25 x Multi - decade high inflation, rising global interest rates, and the invasion of Ukraine jolting financial markets and the economy ▪ Inflationary pressures remain at a 40 - year - high, weighing on growth ▪ Economic growth continues to slow with many indicators showing signs of weakness ▪ Labor market remains strong with payrolls almost at pre - pandemic levels, but the participation rate has not rebounded ▪ Supply chain issues remain a challenge with commodity markets driving costs and prices higher – c ommodity prices primarily in energy, oil and building materials remain elevated ▪ The invasion and prolonged conflict in Ukraine adds to the geopolitical risk and volatility of asset prices ▪ Equity markets and corporate credit could continue to experience volatility after weakness in growth and higher interest rates x Federal Reserve sternly addressing unwarranted price inflation above goals ▪ Evidence of tighter labor markets and high inflation has provided new urgency for the Fed ▪ The Federal Reserve is expected to aggressively hike interest rates to combat rising inflation x HIT should be well - positioned to generate competitive risk adjusted returns and provide financing for impact investments ▪ Affordable and workforce housing continue to be in significant need given the rise in home prices and mortgage rates dragging affordability even lower

Important Notice . The information furnished in this report is provided as a courtesy only to assist you in your internal reviews and does not constitute a statement of your account . Unless expressly stated otherwise, the HIT makes no representations, express or implied, as to the accuracy of the information being reported . In accordance with the Investment Company Act of 1940 , as amended, the HIT files numerous reports with the Securities and Exchange Commission, including information on its performance in its annual (audited) and semi - annual (unaudited) reports and its complete schedule of portfolio holdings on Form N - PORT . Performance for Periods Ending [Date] 1 Year 3 Year 5 Year 10 Year Since Inception [Date] Net Participant Dollar - Weighted [x.xx]% [x.xx]% [x.xx]% [x.xx]% [x.xx]% Market Value of Units Held at [Date]: [$xxxxxx] Investments Since Inception: [$xxxxxx] Withdrawals Since Inception: [$xxxxxx] Income Earned Since Inception: [$xxxxxx] [Fund Name] 26 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended August 31 , 2022 was - 11 . 54% , - 2 . 37% , 0 . 22% , and 1 . 15% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance data may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance returns that HIT’s investors obtain . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

www.aflcio - hit.com AFL - CIO Housing Investment Trust 1227 25 th Street, NW, Suite 500 Washington, DC 20037 (202) 331 - 8055 [Name, Title Contact information] Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing . Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www . aflcio - hit . com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 . Investors should read the current prospectus carefully before investing . This document contains forecasts, estimates, opinions, and/or other information that is subjective . Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate . There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn . It should not be considered as investment advice or as a recommendation of any kind . ^ Bloomberg Index Services Limited . BLOOMBERG® is a trademark and service mark of Bloomberg Finance L . P . and its affiliates (collectively “Bloomberg”) . Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices . Bloomberg does not approve or endorse this material or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and, to the maximum extent allowed by law, Bloomberg shall not have any liability or responsibility for injury or damages arising in connection therewith . 27